Interest Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Interest	$ 126.0	$ 64.7
Unrealized (gain) loss on interest derivative contracts	3.4	(1.1)
Interest expense	$ 129.4	$ 63.6